DEFERRED GOVERNMENT GRANT (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Deferred government grant
Beginning	¥ 24,208,000	$ 3,721,000	¥ 24,799,000
Received			11,450,000
Recognized as income during the year	(4,628,000)	(711,000)	(12,041,000)
Revenue from Grants	19,580,000	3,010,000	24,208,000
Less: current portion	13,000,000		13,000,000	$ 1,998,000
Ending	6,580,000	$ 1,012,000	24,208,000
Prepaid Discount Made to Buyer for Pending Sales of Certain Cloud Infrastructure	4,627,000		12,041,000	$ 711,000	$ 4,611,000,000
PRC Government Authorities [Member]
Deferred government grant
Revenue from Grants	¥ 0		¥ 11,450,000